Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
CASH AND CASH EQUIVALENTS

	December 31,
	2018	2017
	US$ in millions
Cash at bank and on hand	$503	$512
Short-term bank deposits	2,173	727
	$2,676	$1,239

The cash and cash equivalents are denominated in the following currencies:

	December 31,
	2018	2017
	US$ in millions
HK$	$1,497	$1,134
US$	1,066	18
MOP	82	69
Japanese Yen	13	6
Singapore dollar	10	6
RMB	8	6
	$2,676	$1,239

As at December 31, 2018 and 2017, the effective interest rates on short-term bank deposits ranged from 1.4% to 3.1% and 0.5% to 1.5%, respectively, per annum. These deposits have maturities ranging from 8 to 88 days and 11 to 62 days, respectively.
The carrying values of cash equivalents are their fair values as at December 31, 2018 and 2017.
The maximum credit exposure of cash and cash equivalents of the Group as at December 31, 2018 and 2017 amounted to US$2,494 million and US$1,011 million, respectively.